UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31
Date of reporting period: June 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

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Letter from the Chairman

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. The Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%. Following the end of the reporting period, at their August meeting, the Feds further increased the target rate by 0.25% to 3.50%.

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

During the reporting period, the fixed income market confounded many investors as short term interest rates rose in concert with the Fed rate tightening, while, surprisingly, longer-term rates declined. When the period began, the federal fund target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long term rates, mixed economic data, and periodic flights to quality all supported longer-term bond prices. In addition, higher short-term interest rates, in general, helped money market funds to generate incremental yields over the reporting period.

Performance Review

As of June 30, 2005, the seven-day current yield for Class A shares of the Salomon Brothers Institutional Money Market Fund was 3.05% and its seven-day effective yield, which reflects compounding, was 3.09%.1

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
YIELDS AS OF JUNE 30, 2005
(unaudited)

Seven-Day Current Yield[1]	3.05%

Seven-DayEffective Yield[1]	3.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 2.71% and the seven-day effective yield would have been 2.75%.

1	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

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Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 2.71% and the seven-day effective yield would have been 2.75%.

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Fund and the Manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

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Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 15, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share. It is possible to lose money by investing in the Fund.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

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Fund at a Glance (unaudited)

Investment Breakdown

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Fund Expenses (unaudited)
Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
		Beginning	Ending	Annualized	Expenses
	Actual	Account	Account	Expense	Paid During
	Total Return(2)	Value	Value	Ratio	the Period(3)

Salomon Brothers Institutional
Money Market Fund	1.31%	$1,000.00	$1,013.10	0.18%	$0.90

(1)	For the six months ended June 30, 2005.

(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver and/or expense reimbursement) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Salomon Brothers Institutional
Money Market Fund	5.00%	$1,000.00	$1,023.90	0.18%	$0.90

(1)	For the six months ended June 30, 2005.

(2)	Expenses (net of voluntary fee waiver and/or expense reimbursement) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Schedule of Investments (unaudited)

June 30, 2005

Face
Amount	Security	Value

Bank Note — 2.2%
$ 750,000	Bank of America Corp., 2.910% due 8/3/05 (Cost — $750,000)	$750,000

Certificates of Deposit — 21.3%
1,000,000	BNP Paribas, 3.010% due 7/5/05	1,000,000
1,000,000	Calyon NY, 3.415% due 11/14/05	1,000,000
700,000	Depfa Bank PLC, 2.900% due 8/2/05	700,000
1,000,000	HBOS Treasury Services, 3.415% due 11/14/05	1,000,000
750,000	Rabobank Nederland, 3.440% due 9/30/05	750,000
750,000	Suntrust Bank, 3.430% due 9/28/05	750,000
1,000,000	Svenska Handlesbanken NY, 3.125% due 7/25/05	1,000,000
1,000,000	Toronto Dominion Bank NY, 3.440% due 12/29/05	1,000,381

	Total Certificates of Deposit
	(Cost — $7,200,381)	7,200,381

Commercial Paper — 51.7%
750,000	Amstel Funding Corp., 3.450% due 9/30/05 (a)	743,459
750,000	Aquinas Funding LLC, 2.880% due 8/3/05 (a)	748,020
550,000	Atlantis One Funding Corp., 3.350% due 11/10/05 (a)	543,244
	Barton Capital LLC:
261,000	3.130% due 7/13/05 (a)	260,728
750,000	2.890% due 8/1/05 (a)	748,133
750,000	Bear Stearns Co., Inc., 3.450% due 7/1/05	750,000
1,000,000	Beethoven Funding Corp., 3.090% due 7/6/05 (a)	999,571
1,000,000	Brahms Funding Corp., 3.130% due 7/5/05 (a)	999,652
750,000	Carmel Mountain Funding Trust, 3.280% due 7/20/05 (a)	748,702
750,000	Chesham Finance LLC, 3.440% due 7/1/05 (a)	750,000
1,000,000	Cobbler Funding LLC, 3.140% due 7/25/05 (a)	997,907
1,000,000	Curzon Funding LLC, 3.370% due 11/9/05 (a)	987,737
750,000	Duke Funding, 3.250% due 7/22/05 (a)	748,578
1,000,000	Ford Credit Floorplan Master Owner Trust A, Motown Notes, Series 2002-1,
	3.120% due 7/8/05 (a)	999,393
750,000	Georgetown Funding Co. LLC, 3.250% due 8/4/05 (a)	747,698
750,000	Main Street Warehouse Funding Trust, 3.330% due 7/28/05 (a)	748,127
750,000	Mica Funding LLC, 3.450% due 9/20/05 (a)	744,178
750,000	Newport Funding Corp., 3.300% due 7/28/05 (a)	748,144
750,000	Nieuw Amsterdam Receivables Corp., 3.330% due 8/8/05 (a)	747,364
750,000	Polonius, Inc., 3.240% due 7/18/05 (a)	748,852
1,000,000	Surrey Funding Corp., 3.370% due 11/3/05 (a)	988,299
1,000,000	Tasman Funding LLC, 3.020% due 7/1/05 (a)	1,000,000

	Total Commercial Paper
	(Cost — $17,497,786)	17,497,786

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Security	Value

Medium-Term Notes — 5.9%
$1,000,000	Credit Suisse First Boston, 3.240% due 9/20/05 (b)	$1,000,000
1,000,000	Stanfield Victoria Funding LLC, 3.274% due 9/26/05 (a)(b)	999,902

	Total Medium-Term Notes
	(Cost — $1,999,902)	1,999,902

Municipal Bonds — 5.9%
	New York State Housing Finance Agency Revenue (c):
1,000,000	E. 39th Street Housing, Series B, 3.300% due 7/6/05	1,000,000
1,000,000	Tribeca, Series B, 3.320% due 7/6/05	1,000,000

	Total Municipal Bonds
	(Cost — $2,000,000)	2,000,000

U.S. Government & Agency Obligations — 4.3%
1,000,000	FHLMC, Discount Notes, 3.310% due 11/15/05	987,404
500,000	FNMA, Discount Notes, 3.560% due 3/17/06	487,194

	Total U.S. Government & Agency Obligations
	(Cost — $1,474,598)	1,474,598

Repurchase Agreement — 8.7%
2,937,000	Interest in $1,009,251,000 joint tri-party repurchase agreement
	dated 6/30/05 with Bank of America, Inc., 3.350% due 7/1/05; Proceeds at
	maturity — $2,937,273; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24;
	Market value — $2,995,742) (Cost — $2,937,000)	2,937,000

	Total Investments — 100.0%
	(Cost — $33,859,667#)	33,859,667
	Liabilities in Excess of Other Assets — 0.0%	(13,631)

	Total Net Assets — 100.0%	$33,846,036

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005.

(c)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at June 30, 2005. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule: FHLMC — Federal Home Loan Mortgage Corporation FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

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Statement of Assets and Liabilities (unaudited)

June 30, 2005

ASSETS:
Investments, at amortized cost	$33,859,667
Cash	15,801
Interest receivable	46,652
Prepaid expenses	11,704

Total Assets	33,933,824

LIABILITIES:
Dividends payable	46,875
Administration fee payable	1,523
Directors’ fees payable	640
Accrued expenses	38,750

Total Liabilities	87,788

Total Net Assets	$33,846,036

NET ASSETS:
Par value (Note 3)	$33,846
Paid-in capital in excess of par value	33,812,314
Undistributed net investment income	37
Accumulated net realized loss on investments	(161)

Total Net Assets	$33,846,036

Shares Outstanding	33,846,160

Net Asset Value	$1.00

See Notes to Financial Statements.

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Statement of Operations (unaudited)

For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
Interest	$482,957

EXPENSES:
Management fee (Note 2)	34,426
Shareholder reports	14,298
Audit and tax	10,889
Legal fees	9,838
Administration fees (Note 2)	8,606
Custody	4,965
Directors’ fees	2,395
Registration fees	2,160
Transfer agent fees	459
Miscellaneous expenses	1,599

Total Expenses	89,635
Less: Management fee waiver and expense reimbursement (Note 2)	(58,652)

Net Expenses	30,983

Net Investment Income	451,974

Net Realized Loss on Investments	(86)

Increase in Net Assets From Operations	$451,888

See Notes to Financial Statements.

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Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$451,974	$410,942
Net realized loss	(86)	(75)

Increase in Net Assets From Operations	451,888	410,867

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(452,012)	(409,170)

Decrease in Net Assets From Distributions to Shareholders	(452,012)	(409,170)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	7,681,240	41,873,231
Reinvestment of distributions	196,637	212,680
Cost of shares repurchased	(4,357,721)	(42,988,745)

Increase (Decrease) in Net Assets from Fund Share Transactions	3,520,156	(902,834)

Increase (Decrease) in Net Assets	3,520,032	(901,137)

NET ASSETS:
Beginning of period	30,326,004	31,227,141

End of period*	$33,846,036	$30,326,004

*Includes undistributed net investment income of:	$37	$75

See Notes to Financial Statements.

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Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	2005(1)		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income from Operations:
Net investment income	0.013		0.013	0.011	0.018	0.041	0.063

Less Distributions From:
Net investment income	(0.013)		(0.013)	(0.011)	(0.018)	(0.041)	(0.063)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(2)	1.3%		1.3%	1.1%	1.8%	4.1%	6.5%
Net Assets, End of Period (000s)	$33,846		$30,326	$31,227	$97,218	$116,917	$97,865
Ratios to Average Net Assets:
Gross expenses	0.52	%(5)	0.56%	0.41%	0.37%	0.33%	0.34%
Net expenses(3)(4)	0.18	(5)	0.18	0.18	0.18	0.18	0.18
Net investment income	2.63	(5)	1.24	1.11	1.80	4.08	6.27

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(3)	The ratio of expenses to average net assets will not exceed 0.18%, as a result of a voluntary expense limitation, which may be discontinued at any time.

(4)	The investment manager voluntarily waived all or a portion of its fees and/or reimbursed expenses.

(5)	Annualized.

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

Note 1. Organization and Significant Accounting Policies

The Salomon Brothers Institutional Money Market Fund (the “Fund”), is a separate diversified investment fund of Salomon Brothers Series Fund, Inc. (“Company”), a Maryland corporation, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) INVESTMENT VALUATION. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) EXPENSES. Direct expenses are charged to the Fund and general expenses of the Company are allocated to the Fund based on its relative average net assets for the period in which the expense was incurred.

(e) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (unaudited) (continued)

(f) FEDERAL AND OTHER TAXES. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) RECLASSIFICATION. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Note 2. Management Agreement and Other Transactions with Affiliates

Salomon Brothers Asset Management Inc. (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBAM a management fee calculated at the annual rate of 0.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Under a voluntary agreement between SBAM and the Fund, SBAM has agreed to reduce or otherwise limit the expenses of the Fund (exclusive of taxes, interest, and extraordinary expenses, such as litigation and indemnification expenses), on an annualized basis to 0.18% of the Fund’s average daily net assets. These waivers and/or reimbursements may be reduced or terminated at any time.

During the six months ended June 30, 2005, SBAM voluntarily waived all of its management fees in the amount of $34,426 and reimbursed other expenses in the amount of $24,226.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s administrator. As compensation for its services, the Fund pays SBFM an administration fee calculated at the annual rate of 0.05% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

Note 3. Capital Shares

At June 30, 2005, the Company had 10,000,000,000 shares of authorized capital stock, with a par value of $0.001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased are equal to the dollar amount shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

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Notes to Financial Statements (unaudited) (continued)

Note 4. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 17, 2005. The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending December 31, 2005. A majority of the Fund’s Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

Note 5. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including

S A L O M O N   B R O T H E R S   I N S T I T U T I O N A L   M O N E Y   M A R K E T   F U N D

Notes to Financial Statements (unaudited) (continued)

$109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

The Fund did not implement the transfer arrangement described above and therefore will not receive any portion of the distributions.

Note 6. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Fund and the Manager.

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Notes to Financial Statements (unaudited) (continued)

Note 7. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

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Directors
C A R O L L. CO L M A N D A N I E L P. C R O N I N L E S L I E H. G E L B R. JAY G E R K E N , CFA Chairman W I L L I A M R. H U T C H I N S O N R I O R D A N R O E T T J E S WA L D W. S A L A C U S E
Officers

R. JAY  G E R K E N , CFA
     President and Chief Executive Officer
A N D R E W  B. S H O U P
     Senior Vice President and
     Chief Administrative Officer
F R A N C E S  M. G U G G I N O
     Chief Financial Officer and Treasurer
R O B E R T  E. A M O D E O
     Executive Vice President
C H A R L E S  K. B A R D E S
     Executive Vice President
M A R G A R E T  B L AY D E S
     Executive Vice President
K E V I N  C A L I E N D O
     Executive Vice President
J A M E S  E. C R A I G E , CFA
     Executive Vice President
T H O M A S  A. C R O A K
     Executive Vice President
R O B E R T  F E I T L E R , JR .
     Executive Vice President
T H O M A S  K. F L A N A G A N , CFA
     Executive Vice President
V I N C E N T  G A O
     Executive Vice President
J O H N  G. G O O D E
     Executive Vice President
P E T E R  J. H A B L E
     Executive Vice President
P AT R I C K  H U G H E S
     Executive Vice President
K E V I N  K E N N E D Y
     Executive Vice President
D M I T R Y  K H AY K I N
     Executive Vice President
R O G E R  M. L AVA N
     Executive Vice President
M A R K  J. M C A L L I S T E R
     Executive Vice President
M I C H A E L  M C E L R O Y
     Executive Vice President
M A U R E E N  O’C A L L A G H A N
     Executive Vice President
D AV I D  S C O T T
     Executive Vice President
B E T H  A. S E M M E L , CFA
     Executive Vice President
P E T E R  J. W I L B Y, CFA
     Executive Vice President
G E O R G E  J. W I L L I A M S O N
     Executive Vice President
A N D R E W  B E A G L E Y
     Chief Anti-Money Laundering Compliance
     Officer and Chief Compliance Officer
W E N D Y  S. S E T N I C K A
     Controller
R O B E R T  I. F R E N K E L
     Secretary and Chief Legal Officer

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Salomon Brothers Institutional Money Market Fund

     125 Broad Street
     10th Floor, MF-2
     New York, New York 10004
     1-888-347-6028

I N V E S T M E N T   M A N A G E R
       Salomon Brothers Asset Management Inc
     399 Park Avenue
     New York, New York 10022

D I S T R I B U T O R
      Citigroup Global Markets Inc.
     388 Greenwich Street
     New York, New York 10013

C U S T O D I A N
       State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

T R A N S F E R  A G E N T
     PFPC Inc. P.O. Box 9699
     Providence, Rhode Island 02940-9699

L E G A L  C O U N S E L
      Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
     New York, New York 10017

I N D E P E N D E N T   R E G I S T E R E D   P U B L I C
A C C O U N T I N G   F I R M
       KPMG LLP
     757 Third Avenue
     New York, New York 10017

Salomon Brothers Institutional Investment Series*

Salomon Brothers Institutional
High Yield Bond Fund

The High Yield Bond Fund’s investment objective is to maximize total return. The Fund seeks to achieve its objective by investing primarily in a portfolio of high yield fixed-income securities, commonly known as “junk bonds’’, that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services. High Yield bonds generally entail increased credit and market risks, including a loss of your principal investment.

Salomon Brothers Institutional
Emerging Markets Debt Fund

The Emerging Markets Debt Fund’s objective is to maximize total return. The Fund seeks to achieve its objective by investing at least 80% of its total assets in debt securities of government, government-related and corporate issuers in emerging market countries. Securities of foreign companies and governments, including emerging markets, involve risks beyond those of domestic investments.

*	For more complete information about Salomon Brothers Institutional Investment Series, you may obtain a Prospectus by calling 1-800-725-6666. Please read the prospectus carefully before you invest or send money.

This report is submitted for the general information of the shareholders of Salomon Brothers Institutional Money Market Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

PFPC Inc. P. O. Box 9699 Providence, Rhode Island 02940-9699	FIRST-CLASS U.S. POSTAGE PAID NORTH READING, MA PERMIT NO. 105

INSTMMSEMIANN 6/05
05-8950

Salomon Brothers
Institutional
Money Market Fund

Semi-Annual Report

J U N E   3 0 ,   2 0 0 5

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)	Not applicable.

	(b)	Attached hereto.

		Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

		Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Series Funds Inc
Date:	September 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Series Funds Inc
Date:	September 7, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Salomon Brothers Series Funds Inc
Date:	September 7, 2005